The Wright Managed Equity Trust

                                  Supplement to

                                  Prospectus of
                  Wright International Blue Chip Equities Fund
                                dated May 1, 1997

                             Combined Prospectus of
                     Wright Selected Blue Chip Equities Fund
                      Wright Junior Blue Chip Equities Fund
                      Wright Major Blue Chip Equities Fund
                  Wright International Blue Chip Equities Fund
                                dated May 1, 1997



                         The Wright Managed Income Trust
                                  Supplement to

                             Combined Prospectus of
                            Wright U.S. Treasury Fund
                       Wright U.S. Treasury Near Term Fund
                          Wright Total Return Bond Fund
                           Wright Current Income Fund
                                dated May 1, 1997



Effective as of the date of this supplement, for standard shares of the above listed Funds, the minimum initial investment described under "How to Buy Shares" in the applicable prospectus will be reduced to $500 with respect to shares purchased by or for an investor making an investment through an investment adviser, financial planner, broker, or other intermediary that charges a fee for its services and has entered into an agreement with the Fund or its Principal Underwriter.





August 8, 1997